Significant Contingent Liabilities and Unrecognized Commitments - Additional Information (Detail) $ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2024 TWD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 TWD ($)	Dec. 31, 2022 TWD ($)	Dec. 31, 2024 USD ($)
Disclosure of contingent liabilities [line items]
Unused letters of credit		$ 3,139,000		$ 134,000		$ 95,730
Committed to purchase property, plant and equipment		118,263,200		56,943,589		3,606,685
Prepayment of property, plant and equipment		5,890,890	$ 179,655	9,016,441
Letter of credits		708,130		645,255		$ 21,596
Approved contribution in consideration of corporate social responsibility for environmental protection		100,000
Amount contributed related party transactions		112,500	3,431	125,000	$ 120,000
ASE Environmental Protection And Sustainability Foundation [Member]
Disclosure of contingent liabilities [line items]
Amount contributed related party transactions		100,000	3,050	100,000	100,000
ASE Cultural and Educational Foundation [member]
Disclosure of contingent liabilities [line items]
Amount contributed related party transactions		12,500	381	$ 25,000	$ 20,000
Amount contributed related party transactions		10,000	$ 305
Taiwan [member]
Disclosure of contingent liabilities [line items]
Contractual period for environmental protection	30 years
Contribution to be made for environmental protection		$ 3,000,000